Supplemental Cash Flow Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information
Exploration and evaluation assets expenditures included in trade and other payables	$ 90,850	$ 89,203	$ 48,038
Right -of- use assets		(508,799)
Warrant liability		2,371,174
Fair value of finders’ warrants		130,731
Lease liabilities		508,799
Fair value of cash stock options transferred to share capital on exercise of options		177,250	51,980
Fair value of cashless stock options transferred to share capital on exercise of options			$ 178,480